Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property and equipment, net
Property and equipment, net

	As of December 31,
	2022	2023
	RMB	RMB	US$
Construction in progress	767,221,882	1,134,688,427	159,817,523
Leasehold improvements	28,943,095	13,615,929	1,917,763
Office and electronic equipment	9,965,437	7,774,324	1,094,991
Motor vehicles	10,572,823	13,313,052	1,875,104
Aircraft	—	175,367,530	24,700,000
Property and equipment, gross	816,703,237	1,344,759,262	189,405,381
Less accumulated depreciation	39,204,870	35,527,263	5,003,911
Less allowance	3,612,025	894,274	125,956
Property and equipment, net	773,886,342	1,308,337,725	184,275,514